Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100
			Average	Average	Investment Based on:
	Summary		Summary	Compensation		Peer Group
	Compensation	Compensation	Compensation	Actually Paid	Total	Total
	Table	Actually Paid	Table Total for	to Non-CEO	Shareholder	Shareholder	Net	Adjusted
Year	Total for CEO (1)	to CEO (2)	Non-CEO NEOs (3)	NEOs (2) (3)	Return	Return (4)	Income (5)	EBITDA (6)
2022	$1,997,113	$2,919,364	$1,205,110	$1,604,033	$110.30	$92.68	$184,675	$291,336
2021	$1,843,058	$1,864,868	$1,099,912	$1,100,530	$89.48	$100.13	$260,344	$327,354
2020	$2,105,208	$1,830,647	$1,322,165	$1,222,327	$97.20	$124.90	$257,196	$323,830
(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Mueller, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. Mr. Mueller served as CEO for each of the years presented.
(2)	The dollar amounts reported represent the amount of “compensation actually paid” or “CAP”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable years, but include (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.
(3)	For 2022 and 2021, reflects compensation information for our 2022 NEOs, other than our CEO, as described in the CD&A of this proxy statement (each of whom served as NEOs for both 2022 and 2021). For 2020, reflects compensation information for Dr. Meyer, Mr. Bachus, Mr. Mildenhall and Mr. Briggs.
(4)	Reflects cumulative total shareholder return for the eight companies included in the customized peer group used by GCE for purposes of Item 201 (e) of Regulation S-K under the Exchange Act in GCE’s Annual Report on Form 10-K for the year ended December 31, 2022. Those eight companies are: 2U Inc, Adtalem Global Education, Inc, Chegg Inc, Coursera Inc, John Wiley & Sons Inc, Laureate Education Inc, Pearson Plc and Strategic Education Inc.
(5)	The decline in net income between 2021 and 2022 is partially due to the lower interest income achieved as a result of the repayment to us by Grand Canyon University of a secured note payable that had been in place since 2018.
(6)	We defined Adjusted EBITDA for purposes of the Annual Cash Incentive Plan in a manner consistent with the definition we use when reporting our financial results. See Item 7, Management’s Discussion and Analysis of Financial Condition and Results of Operations – Adjusted EBITDA (Non- GAAP Financial Measure), beginning on page 58 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 for information regarding our use and calculation of Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Mueller, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. Mr. Mueller served as CEO for each of the years presented.
(3)	For 2022 and 2021, reflects compensation information for our 2022 NEOs, other than our CEO, as described in the CD&A of this proxy statement (each of whom served as NEOs for both 2022 and 2021). For 2020, reflects compensation information for Dr. Meyer, Mr. Bachus, Mr. Mildenhall and Mr. Briggs.

Peer Group Issuers, Footnote [Text Block]
(4)	Reflects cumulative total shareholder return for the eight companies included in the customized peer group used by GCE for purposes of Item 201 (e) of Regulation S-K under the Exchange Act in GCE’s Annual Report on Form 10-K for the year ended December 31, 2022. Those eight companies are: 2U Inc, Adtalem Global Education, Inc, Chegg Inc, Coursera Inc, John Wiley & Sons Inc, Laureate Education Inc, Pearson Plc and Strategic Education Inc.

PEO Total Compensation Amount	$ 1,997,113	$ 1,843,058	$ 2,105,208
PEO Actually Paid Compensation Amount	$ 2,919,364	1,864,868	1,830,647
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (SCT):

	Summary
	Compensation	Reported	Equity Award
	Table Total for	Value of Equity	Adjustments	Compensation
Year	CEO	Awards for CEO (1)	for CEO (2)	Actually Paid to CEO
2022	$1,997,113	$(1,211,488)	$2,133,739	$2,919,364
2021	$1,843,058	$(1,211,575)	$1,233,385	$1,864,868
2020	$2,105,208	$(1,211,533)	$936,972	$1,830,647
(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” column in the SCT for each applicable year.
(2)	Represents the adjustments to equity awards granted to our CEO to arrive at CAP, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO	2022	2021	2020
As of year-end for awards granted during the year	$1,542,425	$1,207,911	$1,341,808
Year-over-year increase (decrease) of unvested awards granted in prior years	$555,228	$(209,339)	$(83,431)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	$36,086	$234,813	$(321,405)
Total Equity Award Adjustments	$2,133,739	$1,233,385	$936,972

Non-PEO NEO Average Total Compensation Amount	$ 1,205,110	1,099,912	1,322,165
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,604,033	1,100,530	1,222,327
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO named executive officers for each applicable year, as reported in the SCT for that year:

	Average Summary	Average	Average
	Compensation	Reported Value of	Equity Award	Average
	Table Total for	Equity Awards for	Adjustments	Compensation Actually
Year	Non-CEO NEOs	Non-CEO NEOs (1)	for Non-CEO NEOs (2)	Paid to Non-CEO NEOs
2022	$1,205,110	$(560,722)	$959,645	$1,604,033
2021	$1,099,912	$(553,324)	$553,942	$1,100,530
2020	$1,322,165	$(609,865)	$510,027	$1,222,327
(1)	Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.
(2)	Represents adjustments for the equity awards granted to our named executive officers (other than our CEO) to arrive at CAP, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-CEO NEOs	2022	2021	2020
As of year-end for awards granted during the year	$713,892	$551,651	$675,443
Year-over-year increase (decrease) of unvested awards granted in prior years	$232,133	$(79,117)	$(34,816)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	$13,620	$81,408	$(130,600)
Total Equity Award Adjustments	$959,645	$553,942	$510,027

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]	Most Important Financial Performance Measures
●	Adjusted EBITDA
●	Service Revenue
●	Return on Equity
●	Free Cash Flow
●	Total Shareholder Return
●	As Adjusted Non-GAAP Diluted EPS
●	Net Income

Total Shareholder Return Amount	$ 110.30	89.48	97.20
Peer Group Total Shareholder Return Amount	92.68	100.13	124.90
Net Income (Loss)	$ 184,675	$ 260,344	$ 257,196
Company Selected Measure Amount	291,336	327,354	323,830
PEO Name	Mr. Mueller
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)	We defined Adjusted EBITDA for purposes of the Annual Cash Incentive Plan in a manner consistent with the definition we use when reporting our financial results. See Item 7, Management’s Discussion and Analysis of Financial Condition and Results of Operations – Adjusted EBITDA (Non- GAAP Financial Measure), beginning on page 58 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 for information regarding our use and calculation of Adjusted EBITDA.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Service Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	As Adjusted Non-GAAP Diluted EPS
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,211,488)	$ (1,211,575)	$ (1,211,533)
PEO [Member] | As of year-end for awards granted during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,542,425	1,207,911	1,341,808
PEO [Member] | Year-over-year increase (decrease) of unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	555,228	(209,339)	(83,431)
PEO [Member] | Increase (decrease) from prior fiscal year-end for awards that vested during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,086	234,813	(321,405)
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,133,739	1,233,385	936,972
Non-PEO NEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(560,722)	(553,324)	(609,865)
Non-PEO NEO [Member] | As of year-end for awards granted during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	713,892	551,651	675,443
Non-PEO NEO [Member] | Year-over-year increase (decrease) of unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	232,133	(79,117)	(34,816)
Non-PEO NEO [Member] | Increase (decrease) from prior fiscal year-end for awards that vested during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,620	81,408	(130,600)
Non-PEO NEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 959,645	$ 553,942	$ 510,027